Loans, Loan Servicing Rights, Related Notes and Certificates (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	$ 2,533,671	$ 1,829,042	$ 781,215
Servicing asset	1,520	534
Total assets	2,535,191	1,829,576	781,215
Notes and certificates	2,551,640	1,839,990	785,316
Servicing liability	3,712	936
Total Liabilities	2,555,352	1,840,926	785,316
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at fair value	2,533,671	1,829,042	781,215
Servicing asset	1,520	534
Total assets	2,535,191	1,829,576	781,215
Notes and certificates	2,551,640	1,839,990	785,316
Servicing liability	3,712	936
Total Liabilities	$ 2,555,352	$ 1,840,926	$ 785,316